Leases - Summary of Cash payments (Detail) kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Disclosure Of Financial Lease And Operating Lease By Lessee [Abstract]
Repayment of lease liabilities	kr (2,990)
Interest expense of the lease liabilities	(551)
Low-value asset not included in the measurement of the liabilities	(194)
Variable lease payments not included in the measurement of the lease liabilities	(357)
Total cash outflow	kr (4,092)